Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trade And Other Current Payables [Abstract]
Schedule of payable and accrued liabilities	2022 2021 Trade payables $ 249,962 $ 213,377 Non-trade payables 65,182 66,048 Payables due to related parties [note 25] 59,570 61,033 Total $ 374,714 $ 340,458